Employee Benefit Plans (Defined Benefit Pension Plan Narrative) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Defined Benefit Plan Disclosure [Line Items]
Pension contributions	$ 0	$ 0
Amount included in accumulated other comprehensive income not yet recognized as components of net periodic benefit cost	$ 16,900,000	$ 19,900,000
Other Pension Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Benefits payable calculation, highest earnings service period (in years)	5 years
Benefits payable calculation, service period (in years)	10 years
Age limit for early retirement of participants under cash balance plan	55 years
Completion period of credited service for participants under cash balance plan	10 years
Years of consecutive service to be eligible to retire with full benefits	35 years
Minimum employee retirement age to receive full benefits	62 years
Pension Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Term of obligation based on expected retirement dates (in years)	8 years
Average long-term rate of return, company goal	5.64%